Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 988	$ 3,519	$ 24,030
Accounts receivable, net of allowance of $712 and $180, respectively	228	457	1,203
Tenant improvement allowance receivable			516
Prepaid expenses and other current assets	769	1,448	1,575
Total current assets	1,985	5,424	27,324
Long-term assets
Goodwill	2,843	2,843	2,843
Property and equipment, net	3,283	3,082	2,825
Operating lease right-of-use asset	1,466	1,695
Intangible assets, net	433	302	341
Deposits and other	307	374	356
Total assets	10,317	13,720	33,689
Current liabilities
Accounts payable	1,528	1,411	920
Accrued expenses	1,922	1,912	2,853
Warrant liability	600
Current portion of contract liabilities	2,373	2,926	2,399
Current portion of long-term debt			1,265
Current portion of operating lease liability	460	419
Current portion of deferred rent			3
Current portion of lease incentive liability			69
Other current liabilities	284	145
Total current liabilities	7,167	6,813	7,509
Long-term liabilities
Contract liabilities, net of current portion	240	112
Employee retention credit liability	1,220
Operating lease liability, net of current portion	1,644	1,994
Deferred rent, net of current portion			343
Lease incentive liability, net of current portion			298
Total liabilities	10,271	8,919	8,150
Commitments and contingencies (Note 13)
Stockholders’ equity
Preferred Stock, $0.0001 par value per share. Authorized 50,000,000 shares; no shares issued and outstanding
Common Stock, $0.0001 par value per share. Authorized 200,000,000 shares; issued and outstanding 920,592 shares as of December 31, 2022 and December 31, 2021
Additional paid-in capital	88,838	84,269	81,162
Accumulated deficit	(88,792)	(79,468)	(55,623)
Total stockholders’ equity	46	4,801	25,539
Total liabilities and stockholders’ equity	$ 10,317	$ 13,720	$ 33,689